Note 22 - Discontinued Operations (Details) - Owned and Leased Mineral Rights, Land and Buildings Net of Accumulated Depreciation $ in Thousands	Dec. 31, 2014 USD ($)
Note 22 - Discontinued Operations (Details) - Owned and Leased Mineral Rights, Land and Buildings Net of Accumulated Depreciation [Line Items]
Owned and leased mineral rights, land and building	$ 1,790
Less accumulated depreciation and depletion	(19)
Total owned and leased mineral rights, land and building, net	1,771
Land [Member]
Note 22 - Discontinued Operations (Details) - Owned and Leased Mineral Rights, Land and Buildings Net of Accumulated Depreciation [Line Items]
Owned and leased mineral rights, land and building	490
Building [Member]
Note 22 - Discontinued Operations (Details) - Owned and Leased Mineral Rights, Land and Buildings Net of Accumulated Depreciation [Line Items]
Owned and leased mineral rights, land and building	266
Mining Properties and Mineral Rights [Member]
Note 22 - Discontinued Operations (Details) - Owned and Leased Mineral Rights, Land and Buildings Net of Accumulated Depreciation [Line Items]
Owned and leased mineral rights, land and building	$ 1,034